Earnings per share - Basic and Diluted EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Loss for the period	$ (22,012)	$ (31,891)	$ (62,669)	$ (63,660)
Less: net loss attributable to non-controlling interest	(8)	(14)	(15)	(23)
Loss attributable to Equity of the Company	$ (22,004)	$ (31,877)	$ (62,654)	$ (63,637)
Denominator
Weighted average number of shares for basic EPS (in shares)	203,688,733	201,348,650	202,988,661	201,290,284
Weighted average number of shares for diluted EPS (in shares)	203,688,733	201,348,650	202,988,661	201,290,284
Basic Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	$ (0.11)	$ (0.16)	$ (0.31)	$ (0.32)
Diluted Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	$ (0.11)	$ (0.16)	$ (0.31)	$ (0.32)